LEASES (Schedule of Maturities of Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2021	$ 896
2022	316
2023	58
Total lease payments	1,270
Less imputed interests	(32)
Total operating lease liabilities	$ 1,238	$ 1,416